Segmented information - Geographical segment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue	$ 1,862,925	$ 2,091,661
Non-current assets	3,781,082	3,947,528
Canada [member]
Disclosure of geographical areas [line items]
Revenue	567,730	424,079
Non-current assets	3,267,376	3,401,828
Australia [Member]
Disclosure of geographical areas [line items]
Non-current assets	392,500	414,084
United States [Member]
Disclosure of geographical areas [line items]
Revenue	1,295,195	1,660,727
Non-current assets	121,102	131,526
Kazakhstan [Member]
Disclosure of geographical areas [line items]
Non-current assets	80	49
Germany [Member]
Disclosure of geographical areas [line items]
Revenue	0	2,817
Non-current assets	24	41
Switzerland [Member]
Disclosure of geographical areas [line items]
Revenue	$ 0	$ 4,038